Schedule of Estimated Useful Lives of Related Assets (Details)	Jun. 30, 2024
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful lives	2 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful lives	3 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful lives	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Lease Term [Member]